Property, Equipment and Software (Tables)	12 Months Ended
Dec. 31, 2015
Property, Equipment and Software
Summary of property, equipment and software

The following is a summary of property, equipment and software (in thousands):

	December 31,	December 31,
	2014	2015
	RMB	RMB
Building and decoration	569,911	666,685
Leasehold improvements	40,790	24,691
Furniture, fixtures and office equipment	63,946	68,984
Vehicles	23,627	40,997
Servers and computers	931,024	1,268,028
Software	45,356	49,633
Construction in progress	574,932	1,091,443

	2,249,586	3,210,461

Less: accumulated depreciation	(968,361)	(1,118,415)

Net book value	1,281,225	2,092,046